Long-term investments - Investments in Significant Partnerships and Joint Ventures (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Total assets	$ 17,737,876	$ 16,785,836
Total liabilities	10,390,041	9,084,231
Equity-method investees	396,305	433,850
Investments in Significant Partnerships and Joint Ventures
Schedule of Equity Method Investments [Line Items]
Total assets	2,347,076	2,126,934
Total liabilities	1,282,385	945,971
Net assets	1,064,691	1,180,963
Investments in Significant Partnerships and Joint Ventures | APUC
Schedule of Equity Method Investments [Line Items]
AQN's ownership interest in the entities	278,664	327,555
Difference between investment carrying amount and underlying equity in net assets	117,641	106,295
Equity-method investees	$ 396,305	$ 433,850